Average Annual Total Returns{- Fidelity Freedom Blend 2025 Fund} - 03.31 Fidelity Freedom Blend Funds - Premier Combo PRO-05 - Fidelity Freedom Blend 2025 Fund	Fidelity Freedom Blend 2025 Fund- Class K6 Return Before Taxes Past 1 year	Fidelity Freedom Blend 2025 Fund- Class K6 Return Before Taxes Since Inception		Fidelity Freedom Blend 2025 Fund- Class K6 After Taxes on Distributions Past 1 year	Fidelity Freedom Blend 2025 Fund- Class K6 After Taxes on Distributions Since Inception		Fidelity Freedom Blend 2025 Fund- Class K6 After Taxes on Distributions and Sales Past 1 year	Fidelity Freedom Blend 2025 Fund- Class K6 After Taxes on Distributions and Sales Since Inception		SP001 Past 1 year	SP001 Since Inception		F0551 Past 1 year	F0551 Since Inception
Total	9.92%	10.52%	[1]	7.72%	8.91%	[1]	6.56%	7.76%	[1]	28.71%	18.13%	[1]	9.85%	10.17%	[1]

[1]	(a)From August 31, 2018